Contract Asset (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Contract Asset
Schedule of Contract Asset

The following table summarizes the change in the contract asset for the three and nine months ended September 30, 2026:

	Stand-ready guarantee	Financial indemnification	Total
Balance, December 31, 2025	$2,049,599	$1,048,101	$3,097,700
Amortization	(85,401)	(43,671)	(129,072)
Balance, March 31, 2026	1,964,198	1,004,430	2,968,628
Amortization	(85,401)	(43,671)	(129,072)
Balance, June 30, 2026	1,878,797	960,759	2,839,556
Amortization	(85,401)	(43,671)	(129,072)
Balance, September 30, 2026	$1,793,396	$917,088	$2,710,484

The following table summarizes the changes of the contract asset for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$-	$-
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Amortization	(85,401)	(43,671)	(129,072)	-	-	-
Ending balance	2,049,599	1,048,101	3,097,700	-	-	-
Less: current portion	(341,600)	(174,683)	(516,283)	-	-	-
Total non-current portion	$1,707,999	$873,418	$2,581,417	$-	$-	$-